Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0	$ 0.01
Common stock, shares authorized	1,500	1,500	1,500	250,000,000
Common stock, shares issued	1	1	1	163,724,211
Common stock, shares outstanding	1	1	1	116,924,844